CAPITAL STOCK (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Year shares	Dec. 31, 2018 USD ($) Year shares	Dec. 31, 2017 USD ($) shares
Exercise of options		$ (2,500)
Common shares issued to acquire intangible assets | shares			250,000
Common shares issued to acquire intangible assets, value			$ 192,946
Description of stock option plan	Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares.
Weighted average remaining contractual life of outstanding share options | Year	3.0	3.49
Share-based expense	$ 345,498	$ 403,548	$ 469,187
Technology development agreement [Member]
Common shares issued to acquire intangible assets | shares		250,000	250,000
Common shares issued to acquire intangible assets, value		$ 131,527	$ 192,946
After achieving the second milestone of the technology development agreement [Member]
Common shares issued to acquire intangible assets | shares			250,000
Common shares issued to acquire intangible assets, value			$ 208,486
Class A, convertible, voting, preferred shares [Member]
Number of shares authorised | shares	5,000,000
Capital Stock [Member]
Exercise of options (Shares) | shares		8,334
Exercise of options		$ (3,763)
Proceeds from exercise of options		2,500
Reserves [Member]
Exercise of options		1,263
Share-based expense	$ 345,498	$ 403,548	$ 469,187